Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Classification of Investments at Fair Value by Classification
The following summarizes the classification of investments at fair value by classification and method of valuation in accordance with U.S. GAAP:

		Assets at Fair Value as of		December 31, 2025
Description	Total	Level 1	Level 2	Level 3
Mutual Funds	$228,903,211	$228,903,211	$—	$—
Total assets in the fair value hierarchy	228,903,211	$228,903,211	$—	$—
Investment measured at NAV (a)	398,329,528
Total investments, at fair value	$627,232,739

		Assets at Fair Value as of		December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Mutual Funds	$208,931,038	$208,931,038	$—	$—
Total assets in the fair value hierarchy	208,931,038	$208,931,038	$—	$—
Investment measured at NAV (a)	386,009,713
Total investments, at fair value	$594,940,751
(a)In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/Collective trusts	$398,329,528	n/a	Daily	None

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/Collective trusts	$386,009,713	n/a	Daily	None
The following summarizes the classification of investments at fair value by classification and method of valuation in accordance with U.S. GAAP:

		Assets at Fair Value as of		December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Cash	$60,574	$60,574	$—	$—
Equities	357,653	357,653	—	—
Corporate Bonds	2,208,953	—	2,208,953	—
Total assets in the fair value hierarchy	$2,627,180	$418,227	$2,208,953	$—